Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	8,772,489
Proposed Maximum Offering Price per Unit	0.58
Maximum Aggregate Offering Price	$ 5,088,043.62
Fee Rate	0.01531%
Amount of Registration Fee	$ 778.98
Offering Note	(1) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the Registrant's Common Stock as reported on the Nasdaq Capital Market on July 29, 2025, which date is a date within five business days of the filing of this registration statement. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. (3) Represents 8,772,489 shares of the registrant's Common Stock consisting of (i) 4,654,746 shares of the registrant's Common Stock issuable as dividends to the registrant's Series C Preferred Stock, Series C-1 Preferred Stock and Series C-2 Preferred Stock; (ii) 2,003,603 shares of the registrant's Common Stock issuable to certain holders of the registrant's Series B Preferred Stock and Series C Preferred Stock who entered into Amended and Restated Lock Up Agreements with the registrant; and (iii) 2,114,140 shares of the registrant's Common Stock issuable upon exercise of certain Common Stock purchase warrants by the registrant in connection with that certain credit agreement, dated as of April 30, 2025, by and between the registrant and the lender parties signatory thereto.